COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 5,104
2020	1,331
2021	546
2022	215
2023 and thereafter	120
Operating Leases, Future Minimum Payments Due, Total	$ 7,316